Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 28, 2011
MFS Emerging Markets Equity Fund (Prospectus Summary): | MFS Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS Emerging Markets Equity Fund
Supplement Text	ck0000783740_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

Certain MFS® Funds

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Emerging Markets Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMAX
MFS Emerging Markets Equity Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMBX
MFS Emerging Markets Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMCX
MFS Emerging Markets Equity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMIX
MFS Emerging Markets Equity Fund | CLASS R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMRX
MFS Emerging Markets Equity Fund | CLASS R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMFX
MFS Emerging Markets Equity Fund | CLASS R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMGX
MFS Emerging Markets Equity Fund | CLASS R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMHX
MFS Emerging Markets Equity Fund | CLASS R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMJX